TAXES ON INCOME	12 Months Ended
Dec. 31, 2011
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 10 -	TAXES ON INCOME

A.	Corporate taxation in Israel

(1)	Tax rates

The income of the Company are taxed at the regular rate. Corporate tax rate applicable to companies in Israel in 2010 is 25% and 24% in 2011.

On December 6, 2011, the "Tax Burden Distribution Law" Legislation Amendments (2011) was published in the official gazette, under which the previously approved gradual decrease in corporate tax was cancelled. The corporate tax rate increased to 25% as from 2012

B.	Non Israeli subsidiaries

Subsidiaries that are incorporated outside of Israel are assessed for tax under the tax laws in their countries of residence.  The principal tax rates applicable to subsidiaries outside Israel are as follows:

Company incorporated in the USA - tax rate of 39%.

C.	Tax benefits under the Law for the Encouragement of Industry (Taxes), 1969

The Company is "industrial company" as defined by this law and as such are entitled to certain tax benefits, consisting mainly of accelerated depreciation as prescribed by regulations published under the Inflationary Adjustments Law, amortization of patents and certain other intangible property, and the right to claim public issuance expenses.

D.	Reconciliation of Income Taxes

Following is a reconciliation of the theoretical tax expense, assuming all income is taxed at the statutory corporate tax rate applicable to Israeli corporations, and the actual expense:

	Year ended December 31
	2 0 1 1	2 0 1 0	2 0 0 9
	$ in thousands

Profit (Loss) before taxes on income	1,089	(863)	(2,147)

Theoretical tax expenses (benefit) on the above amount	272	(216)	(558)
Increase (decrease) in taxes in respect of tax losses		-	-
incurred in the reported year for which deferred taxes were not recorded (see f. below)	(272)	216	558
Other		-	3
Actual tax expense	-	-	3

Taxes on income included in the statement of operations relate to Company's subsidiaries.

E.	Deferred Taxes

The Company has approximately $ 40 million unutilized carryforward tax losses from prior years.  Therefore, no current tax liability has been provided in 2011 and 2010.

Virtually all the Company's temporary differences are in respect of carryforward tax losses.  Accordingly, no deferred tax assets have been included in these financial statements in respect of the Company's carryforward tax losses.

F.	Carryforward tax losses

Carryforward tax losses of the Company and its subsidiaries aggregate approximately $ 40 million at December 31, 2011.

G.	Tax assessments

The tax assessments of the Company through the tax year 2007 are deemed final.